Selling and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function
Staff costs (Note 25)	$ 31,517,438	$ 53,637,271	$ 11,508,972
Selling and marketing expenses	18,148,235	12,190,989	4,231,178
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function
Growth marketing expenses	8,676,372	7,948,629	2,418,005
Staff costs (Note 25)	8,023,942	3,137,775	1,297,236
Offline marketing expenses	1,447,921	941,831	432,194
Referrals		162,754	83,743
Selling and marketing expenses	$ 18,148,235	$ 12,190,989	$ 4,231,178